Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
NET LOSS PER SHARE

20. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Numerator:
Net loss attributable to ordinary shareholders	$(21,944)	$(120,003)	$(64,557)	$(187,464)

Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	99,028,297	243,861,780	99,028,297	147,836,650
Basic and diluted net loss per share	$(0.22)	$(0.49)	$(0.65)	$(1.27)

For the three and nine months ended September 30, 2020 and 2021, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Shares issuable upon exercise of share options	26,228,125	33,641,132	16,854,262	33,869,470
Shares issuable upon vesting of non-vested shares	—	98,094	365,484	33,093
Shares issuable upon exercise of warrants	—	21,327,750	—	7,187,374
Shares issuable upon conversion of Series B2 Preferred	8,545,490	7,153,219	8,545,490	8,076,300
Shares issuable upon conversion of Series C1 Preferred	26,757,258	6,398,475	26,757,258	19,896,422
Shares issuable upon conversion of Series C2 Preferred	20,249,450	4,842,260	20,249,450	15,057,284
Shares issuable upon conversion of Series D1 Preferred	22,311,516	5,335,362	22,311,516	16,590,614
Shares issuable upon conversion of Series D2 Preferred	6,719,845	1,606,919	6,719,845	4,996,808
Shares issuable upon conversion of non-controlling interests of a subsidiary	17,253,182	4,125,761	17,253,182	12,829,289
Shares issuable upon vesting of Earn-out shares	—	14,999,991	—	5,054,942
Shares issuable that may be subject to cancellation	—	1,265,625	—	426,511

23. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated (the shares and per share number were retroactively recast to reflect the exchange ratio established in the Merger as described in Note 27):

	Year ended December 31,
	2018	2019	2020
Numerator:
Net loss attributable to ordinary shareholders	$(100,033)	$(115,479)	$(80,963)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	99,028,297	99,028,297	99,028,297
Basic and diluted net loss per share	$(1.01)	$(1.17)	$(0.82)

For the years ended December 31, 2018, 2019 and 2020, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed (the shares were retroactively recast to reflect the exchange ratio established in the Merger as described in Note 27).

	Year ended December 31,
	2018	2019	2020
Shares issuable upon exercise of share options	8,974,799	8,108,700	18,281,198
Shares issuable upon vesting of non-vested shares	6,292,521	4,712,098	72,122
Shares issuable upon conversion of Series A1 Preferred	31,357,306	2,613,042	—
Shares issuable upon conversion of Series B1 Preferred	15,649,083	1,304,117	—
Shares issuable upon conversion of Series B2 Preferred	8,545,490	8,545,490	8,545,490
Shares issuable upon conversion of Series C1 Preferred	—	24,527,400	26,757,258
Shares issuable upon conversion of Series C2 Preferred	—	18,561,830	20,249,450
Shares issuable upon conversion of Series EEL/D1 Preferred	22,311,516	22,311,516	22,311,516
Shares issuable upon conversion of Series D2 Preferred	2,738,213	6,719,845	6,719,845
Shares issuable upon conversion of noncontrolling interests of a subsidiary	10,849,317	17,253,182	17,253,182